UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 91.7%
Security	Shares	Value

Argentina — 7.8%

Adecoagro SA(1)	90,700	$616,760

Arcos Dorados Holdings, Inc., Class A	97,100	677,758

Banco Macro SA, Class B ADR	32,461	1,317,267

BBVA Banco Frances SA ADR	59,745	479,155

Central Puerto SA ADR	57,155	461,812

Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	17,175	292,834

Globant SA(1)	24,436	2,052,380

Grupo Financiero Galicia SA, Class B ADR	70,176	1,528,433

Grupo Financiero Valores SA	5,589,500	709,643

Grupo Supervielle SA ADR	56,000	284,480

Loma Negra Cia Industrial Argentina SA ADR(1)	45,027	450,270

Pampa Energia SA ADR(1)	49,869	1,044,756

Telecom Argentina SA ADR	92,288	1,213,587

Transportadora de Gas del Sur SA ADR	62,039	630,316

YPF SA ADR	134,109	1,814,495

		$13,573,946

Brazil — 5.7%

AMBEV SA	146,000	$687,720

B3 SA - Brasil Bolsa Balcao	64,900	570,198

Banco Bradesco SA	39,600	313,075

Banco Bradesco SA, PFC Shares	122,160	1,108,478

Banco do Brasil SA	27,700	350,957

Banco Santander Brasil SA	14,600	167,592

BB Seguridade Participacoes SA	24,800	178,738

BRF SA(1)	21,000	166,293

CCR SA	45,600	135,948

Cia Brasileira de Distribuicao, PFC Shares	6,100	150,124

Cia de Saneamento Basico do Estado de Sao Paulo	13,300	159,420

Cia Energetica de Minas Gerais SA, PFC Shares	34,500	129,691

Cielo SA	47,700	93,427

Embraer SA	25,200	126,222

Equatorial Energia SA	6,500	136,097

Gerdau SA, PFC Shares	23,900	86,247

Hypera SA	8,600	61,587

Itau Unibanco Holding SA, PFC Shares	145,800	1,257,916

Itausa-Investimentos Itau SA, PFC Shares	139,400	423,415

Klabin SA	27,700	117,268

Kroton Educacional SA	54,100	134,522

Localiza Rent a Car SA	18,700	172,640

Lojas Americanas SA, PFC Shares	27,700	111,051

Lojas Renner SA	24,100	288,135

Magazine Luiza SA	2,900	141,454

Petroleo Brasileiro SA	91,800	701,417

Security	Shares	Value

Brazil (continued)

Petroleo Brasileiro SA, PFC Shares	120,100	$830,357

Raia Drogasil SA	8,900	156,932

Rumo SA(1)	39,100	180,488

Suzano SA	21,791	226,352

Telefonica Brasil SA, PFC Shares	15,700	186,465

Ultrapar Participacoes SA	25,800	138,175

Weg SA	31,200	147,840

		$9,836,241

Canada — 0.2%

Turquoise Hill Resources, Ltd.(1)	260,700	$391,050

		$391,050

China — 11.9%

58.com, Inc. ADR(1)	1,300	$93,327

AAC Technologies Holdings, Inc.	12,500	81,202

Alibaba Group Holding, Ltd. ADR(1)	16,154	2,997,698

Anhui Conch Cement Co., Ltd., Class H	24,000	146,492

ANTA Sports Products, Ltd.	17,000	119,563

Baidu, Inc. ADR(1)	3,980	661,595

Beijing Enterprises Water Group, Ltd.	98,000	60,808

Brilliance China Automotive Holdings, Ltd.	56,000	61,687

BYD Co., Ltd., Class H	14,500	98,943

CGN Power Co., Ltd., Class H(2)	155,000	40,894

China Cinda Asset Management Co., Ltd., Class H	147,000	39,203

China Communications Construction Co., Ltd., Class H	78,000	75,128

China Construction Bank Corp., Class H	1,202,000	1,059,641

China Everbright International, Ltd.	82,222	80,622

China Evergrande Group	59,000	189,211

China Galaxy Securities Co., Ltd., Class H	59,500	38,987

China Gas Holdings, Ltd.	23,600	76,127

China Life Insurance Co., Ltd., Class H	109,001	309,740

China Mengniu Dairy Co., Ltd.	47,000	173,637

China Merchants Port Holdings Co., Ltd.	24,160	48,867

China Mobile, Ltd.	90,000	858,726

China Overseas Land & Investment, Ltd.	60,000	224,799

China Pacific Insurance (Group) Co., Ltd., Class H	42,200	173,184

China Petroleum & Chemical Corp., Class H	382,000	293,647

China Railway Construction Corp., Ltd., Class H	46,500	54,945

China Railway Group, Ltd., Class H	86,000	67,835

China Resources Beer Holdings Co., Ltd.	38,000	173,867

China Resources Gas Group, Ltd.	20,000	92,834

China Resources Land, Ltd.	47,777	208,076

China Resources Power Holdings Co., Ltd.	34,000	47,577

China Shenhua Energy Co., Ltd., Class H	56,000	123,954

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

China State Construction International Holdings, Ltd.	42,000	$43,590

China Taiping Insurance Holdings Co., Ltd.	31,400	95,491

China Telecom Corp., Ltd., Class H	234,000	121,278

China Unicom (Hong Kong), Ltd.	98,000	116,363

China Vanke Co., Ltd., Class H	26,700	103,308

CITIC Securities Co., Ltd., Class H	39,500	85,617

CITIC, Ltd.	75,000	109,219

CNOOC, Ltd.	261,000	474,063

Country Garden Holdings Co., Ltd.	129,000	207,878

Country Garden Services Holdings Co., Ltd.(1)	14,827	27,386

CRRC Corp., Ltd., Class H	79,750	69,667

CSPC Pharmaceutical Group, Ltd.	84,000	162,139

Ctrip.com International, Ltd. ADR(1)	5,900	259,895

Dongfeng Motor Group Co., Ltd., Class H	54,000	52,462

ENN Energy Holdings, Ltd.	14,000	132,314

Fullshare Holdings, Ltd.	160,000	17,951

Geely Automobile Holdings, Ltd.	80,000	161,151

GF Securities Co., Ltd., Class H	24,600	33,303

Great Wall Motor Co., Ltd., Class H	53,500	43,565

Guangdong Investment, Ltd.	48,000	89,792

Guangzhou Automobile Group Co., Ltd., Class H	74,400	80,131

Haitong Securities Co., Ltd., Class H	60,000	77,382

Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0

Hengan International Group Co., Ltd.	12,500	109,900

Huaneng Power International, Inc., Class H	96,000	61,455

Huatai Securities Co., Ltd., Class H(2)	34,000	64,077

Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	798,041

JD.com, Inc. ADR(1)	10,624	321,588

Lenovo Group, Ltd.	160,000	148,267

NetEase, Inc. ADR	1,181	336,030

New China Life Insurance Co., Ltd., Class H	16,000	88,736

New Oriental Education & Technology Group, Inc. ADR(1)	2,374	226,622

People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	52,824

PetroChina Co., Ltd., Class H	320,000	202,846

PICC Property & Casualty Co., Ltd., Class H	114,000	128,082

Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	932,059

Semiconductor Manufacturing International Corp.(1)	7,300	7,816

Shenzhou International Group Holdings, Ltd.	12,000	161,290

SINA Corp.(1)	1,200	75,528

Sino Biopharmaceutical, Ltd.	135,000	129,976

Sinopharm Group Co., Ltd., Class H	22,400	88,039

Sunac China Holdings, Ltd.	32,000	164,915

Sunny Optical Technology Group Co., Ltd.	17,000	207,963

TAL Education Group ADR(1)	4,548	174,962

Tencent Holdings, Ltd.	81,800	4,031,729

Tencent Music Entertainment Group ADR(1)	13,500	232,200

Security	Shares	Value

China (continued)

Vipshop Holdings, Ltd. ADR(1)	6,998	$60,253

Want Want China Holdings, Ltd.	103,000	81,775

Weibo Corp. ADR(1)	120	8,220

Yum China Holdings, Inc.	7,500	356,550

YY, Inc. ADR(1)	600	50,766

Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	55,882

		$20,695,152

Croatia — 1.9%

Adris Grupa DD, PFC Shares	9,000	$617,373

Atlantic Grupa DD	1,600	278,381

Ericsson Nikola Tesla DD	930	154,199

Hrvatski Telekom DD	52,252	1,284,813

Koncar-Elektroindustrija DD	2,280	230,046

Podravka Prehrambena Industrija DD	4,900	288,733

Valamar Riviera DD	48,200	274,797

Zagrebacka Banka DD	14,600	124,026

		$3,252,368

Cyprus — 1.4%

Bank of Cyprus Holdings PLC(1)	1,534,390	$2,416,072

		$2,416,072

Egypt — 4.4%

Alexandria Mineral Oils Co.	626,534	$202,262

Cairo Investment & Real Estate Development Co. SAE(1)	144,374	97,471

Commercial International Bank Egypt SAE	240,375	1,075,015

Credit Agricole Egypt SAE	315,572	775,453

Eastern Co. SAE	754,775	797,705

Edita Food Industries SAE	35,000	40,742

Egypt Kuwait Holding Co. SAE	425,243	618,928

Egyptian Financial Group-Hermes Holding Co.(1)	443,127	410,114

ElSewedy Electric Co.	625,070	567,436

Ezz Steel Co SAE(1)	192,902	176,543

Ghabbour Auto(1)	704,821	189,629

Heliopolis Housing	125,471	188,729

Ibnsina Pharma SAE(1)	210,000	150,778

Juhayna Food Industries	424,045	296,747

Medinet Nasr Housing(1)	718,604	264,569

Oriental Weavers	271,415	147,877

Palm Hills Developments SAE(1)	1,389,969	195,824

Qalaa Holdings SAE(1)	1,277,278	266,363

Sidi Kerir Petrochemicals Co.	98,964	100,862

Six of October Development & Investment Co.(1)	255,050	255,026

Talaat Moustafa Group	889,609	593,759

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Egypt (continued)

Telecom Egypt	319,599	$262,391

		$7,674,223

Georgia — 3.2%

Bank of Georgia Group PLC	92,860	$2,084,153

Georgia Capital PLC(1)	48,700	642,569

TBC Bank Group PLC	132,586	2,814,935

		$5,541,657

Iceland — 0.2%

Siminn HF	5,081,700	$168,348

Sjova-Almennar Tryggingar HF	957,020	139,580

Tryggingamidstodin HF	336,200	91,576

		$399,504

India — 5.9%

Adani Ports and Special Economic Zone, Ltd.	22,802	$128,445

Adani Power, Ltd.(1)	9,483	6,077

Ambuja Cements, Ltd.	21,000	66,509

Asian Paints, Ltd.	8,100	170,494

Aurobindo Pharma, Ltd.	7,300	85,743

Bajaj Auto, Ltd.	2,400	103,145

Bajaj Finance, Ltd.	4,600	205,079

Bajaj Finserv, Ltd.	1,200	129,713

Bharat Petroleum Corp., Ltd.	22,800	124,945

Bharti Airtel, Ltd.	34,700	159,525

Bharti Infratel, Ltd.	15,719	59,351

Cipla, Ltd.	9,500	76,894

Coal India, Ltd.	19,072	69,243

Dabur India, Ltd.	18,500	105,781

Dr. Reddy’s Laboratories, Ltd.	3,000	126,273

Eicher Motors, Ltd.	400	116,969

GAIL (India), Ltd.	22,754	116,204

Godrej Consumer Products, Ltd.	10,800	101,316

Grasim Industries, Ltd.	10,000	129,517

HCL Technologies, Ltd.	16,228	275,412

Hero MotoCorp, Ltd.	1,300	46,835

Hindalco Industries, Ltd.	30,900	91,401

Hindustan Petroleum Corp., Ltd.	19,000	79,964

Hindustan Unilever, Ltd.	17,900	450,930

Housing Development Finance Corp., Ltd.	22,890	656,853

Indiabulls Housing Finance, Ltd.	8,300	82,507

Indian Oil Corp., Ltd.	28,139	64,251

Infosys, Ltd.	88,314	948,062

ITC, Ltd.	93,750	406,548

Security	Shares	Value

India (continued)

JSW Steel, Ltd.	25,000	$111,437

Larsen & Toubro, Ltd.	14,250	276,156

LIC Housing Finance, Ltd.	12,100	86,380

Lupin, Ltd.	5,700	71,402

Mahindra & Mahindra, Ltd.	21,600	200,679

Maruti Suzuki India, Ltd.	2,900	276,717

Motherson Sumi Systems, Ltd.	40,725	85,879

Nestle India, Ltd.	700	109,393

Oil & Natural Gas Corp., Ltd.	34,800	84,726

Piramal Enterprises, Ltd.	2,702	91,362

Reliance Industries, Ltd.	68,600	1,373,951

Shree Cement, Ltd.	360	102,369

Shriram Transport Finance Co., Ltd.	6,100	97,354

Tata Consultancy Services, Ltd.	24,556	796,732

Tata Motors, Ltd.(1)	45,100	139,243

Tata Steel, Ltd.(4)	11,747	94,521

Tata Steel, Ltd.(4)	792	925

Tech Mahindra, Ltd.	15,208	182,880

Titan Co., Ltd.	10,400	173,654

UltraTech Cement, Ltd.	2,700	179,258

UPL, Ltd.	10,100	140,691

Vedanta, Ltd.	43,100	103,786

Wipro, Ltd.	33,961	145,943

Zee Entertainment Enterprises, Ltd.	16,300	101,883

		$10,211,307

Indonesia — 3.2%

Astra International Tbk PT	1,228,500	$657,639

Bank Central Asia Tbk PT	511,400	1,033,066

Bank Mandiri Persero Tbk PT	796,000	433,664

Bank Rakyat Indonesia Persero Tbk PT	2,311,500	710,682

Charoen Pokphand Indonesia Tbk PT	504,500	186,743

Gudang Garam Tbk PT	35,100	208,276

Hanjaya Mandala Sampoerna Tbk PT	693,700	170,552

Indah Kiat Pulp & Paper Corp. Tbk PT	213,300	110,884

Indocement Tunggal Prakarsa Tbk PT	140,400	217,109

Indofood Sukses Makmur Tbk PT	336,500	164,301

Kalbe Farma Tbk PT	1,603,900	174,014

Semen Indonesia Persero Tbk PT	225,200	213,780

Telekomunikasi Indonesia Persero Tbk PT	3,032,900	807,623

Unilever Indonesia Tbk PT	100,000	319,376

United Tractors Tbk PT	118,400	226,100

		$5,633,809

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kazakhstan — 1.8%

Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	104,200	$1,219,140

Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	1,965,063

		$3,184,203

Kuwait — 7.3%

Agility Public Warehousing Co. KSC	415,109	$996,747

Alimtiaz Investment Group KSC	331,476	142,473

Boubyan Bank KSCP	524,375	936,651

Burgan Bank SAK	265,895	286,309

Gulf Bank KSCP	446,399	445,604

Humansoft Holding Co. KSC	39,605	433,040

Kuwait Finance House KSCP	1,171,641	2,560,235

Kuwait Projects Co. Holdings KSC	206,679	144,664

Mabanee Co. SAKC	225,529	463,495

Mezzan Holding Co. KSCC	56,832	95,193

Mobile Telecommunications Co.	924,183	1,402,940

National Bank of Kuwait SAK	1,359,260	4,151,112

National Industries Group Holding SAK	438,000	314,908

Warba Bank KSCP(1)	430,151	338,950

		$12,712,321

Mauritius — 1.5%

Alteo, Ltd.	13,177	$6,898

Lux Island Resorts, Ltd.	66,516	118,047

MCB Group, Ltd.	303,608	2,365,949

Sun, Ltd., Class A	150,505	182,892

The Lux Collective, Ltd.(1)	66,516	4,704

		$2,678,490

Mongolia — 0.1%

Mongolian Mining Corp.(1)	5,057,500	$94,944

		$94,944

Peru — 3.6%

Alicorp SAA	174,200	$563,720

Cementos Pacasmayo SAA	126,238	244,344

Cia de Minas Buenaventura SA ADR	51,880	840,975

Credicorp, Ltd.	2,666	631,575

Engie Energia Peru SA	79,000	154,225

Ferreycorp SAA	1,036,400	767,936

Grana y Montero SAA ADR(1)	119,700	430,920

InRetail Peru Corp.(2)	22,000	858,000

Southern Copper Corp.	26,202	1,006,681

Security	Shares	Value

Peru (continued)

Union Andina de Cementos SAA	406,700	$307,500

Volcan Cia Minera SAA, Class B	2,145,300	356,847

		$6,162,723

Serbia — 4.3%

Energoprojekt Holding AD Beograd(1)	74,772	$511,436

Komercijalna Banka AD Beograd(1)	130,558	3,412,100

Metalac AD(1)	53,233	1,026,426

NIS AD Novi Sad	371,854	2,579,660

		$7,529,622

Singapore — 1.1%

Yoma Strategic Holdings, Ltd.	8,240,033	$1,970,029

		$1,970,029

South Korea — 9.1%

AMOREPACIFIC Corp.	1,031	$183,593

Celltrion Healthcare Co., Ltd.(1)	1,924	124,845

Celltrion, Inc.(1)	2,192	398,679

CJ CheilJedang Corp.	360	97,120

Daelim Industrial Co., Ltd.	1,176	97,578

DB Insurance Co., Ltd.	2,130	124,786

E-MART, Inc.	775	114,299

GS Engineering & Construction Corp.	2,540	88,375

GS Holdings Corp.	2,070	92,249

Hankook Tire Co., Ltd.	3,265	111,095

Hanmi Pharm Co., Ltd.	265	98,750

Helixmith Co., Ltd.(1)	570	127,138

Hyundai Engineering & Construction Co., Ltd.	2,997	134,845

Hyundai Glovis Co., Ltd.	828	113,270

Hyundai Heavy Industries Co., Ltd.(1)	1,443	154,083

Hyundai Heavy Industries Holdings Co., Ltd.	439	128,591

Hyundai Mobis Co., Ltd.	1,783	355,664

Hyundai Motor Co.	3,561	422,692

Hyundai Motor Co., Second PFC Shares	1,675	125,623

Hyundai Steel Co.	3,421	135,858

Kakao Corp.	1,706	175,655

Kangwon Land, Inc.	4,359	126,981

Kia Motors Corp.	7,527	291,776

Korea Aerospace Industries, Ltd.	3,184	95,382

Korea Electric Power Corp.(1)	7,423	179,700

Korea Investment Holdings Co., Ltd.	1,826	107,196

Korea Zinc Co., Ltd.	367	142,349

KT&G Corp.	3,190	279,036

LG Chem, Ltd.	1,184	367,281

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

LG Corp.	3,208	$200,606

LG Display Co., Ltd.(1)	8,699	147,924

LG Electronics, Inc.	3,573	232,145

LG Household & Health Care, Ltd.	256	311,943

Lotte Chemical Corp.	611	140,780

Medy-Tox, Inc.	5	2,398

Mirae Asset Daewoo Co., Ltd.	16,931	113,309

Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	7,836

Naver Corp.	3,579	366,534

NCsoft Corp.	516	232,374

Netmarble Corp.(1)(2)	1,128	123,273

POSCO	1,975	432,295

S-Oil Corp.	1,759	138,695

Samsung Biologics Co., Ltd.(1)(2)	540	157,385

Samsung C&T Corp.	2,448	215,172

Samsung Electro-Mechanics Co., Ltd.	1,889	176,070

Samsung Electronics Co., Ltd.	109,329	4,298,512

Samsung Electronics Co., Ltd., PFC Shares	20,813	663,960

Samsung Engineering Co., Ltd.(1)	7,135	104,230

Samsung Fire & Marine Insurance Co., Ltd.	892	232,215

Samsung Heavy Industries Co., Ltd.(1)	15,800	111,439

Samsung Life Insurance Co., Ltd.	2,384	173,408

Samsung SDI Co., Ltd.	1,487	301,929

Samsung SDS Co., Ltd.	1,162	216,078

SillaJen, Inc.(1)	2,033	114,218

SK Holdings Co., Ltd.	933	205,177

SK Hynix, Inc.	13,837	936,360

SK Innovation Co., Ltd.	1,765	275,973

SK Telecom Co., Ltd.	674	142,959

Woongjin Coway Co., Ltd.	1,881	141,348

		$15,911,034

Sri Lanka — 1.2%

Access Engineering PLC	1,668,000	$122,055

Ceylon Cold Stores PLC	16,000	54,261

Dialog Axiata PLC	1,485,330	73,351

Hayleys PLC	40,000	35,665

Hemas Holdings PLC	218,206	89,088

John Keells Holdings PLC	1,204,200	1,022,552

Lion Brewery Ceylon PLC	20,200	63,916

Melstacorp PLC(1)	200,000	42,065

Royal Ceramics Lanka PLC	80,669	26,308

Softlogic Life Insurance PLC	2,500,000	479,930

Tokyo Cement Co Lanka PLC(1)	1,143,000	140,112

		$2,149,303

Security	Shares	Value

Taiwan — 4.5%

Advantech Co., Ltd.	7,699	$62,380

ASE Technology Holding Co., Ltd.	61,358	142,530

Asia Cement Corp.	52,000	70,383

Asustek Computer, Inc.	12,000	91,742

AU Optronics Corp.	156,000	55,792

Catcher Technology Co., Ltd.	12,000	95,140

Cathay Financial Holding Co., Ltd.	134,000	194,041

Cheng Shin Rubber Industry Co., Ltd.	28,000	37,407

China Steel Corp.	210,000	169,681

Chunghwa Telecom Co., Ltd.	64,000	230,542

Compal Electronics, Inc.	95,000	61,409

Delta Electronics, Inc.	33,680	177,766

Far Eastern New Century Corp.	59,700	65,192

Far EasTone Telecommunications Co., Ltd.	32,000	78,526

Formosa Chemicals & Fibre Corp.	59,000	212,302

Formosa Petrochemical Corp.	22,000	81,643

Formosa Plastics Corp.	70,000	254,038

Foxconn Technology Co., Ltd.	18,291	41,036

Fubon Financial Holding Co., Ltd.	112,000	165,512

Hon Hai Precision Industry Co., Ltd.	200,508	564,496

Hotai Motor Co., Ltd.	5,000	75,670

Innolux Corp.	180,000	57,759

Largan Precision Co., Ltd.	2,000	300,245

Nan Ya Plastics Corp.	85,000	215,041

Pegatron Corp.	30,000	56,714

Pou Chen Corp.	42,000	51,095

President Chain Store Corp.	10,000	93,302

Quanta Computer, Inc.	51,000	97,801

Shin Kong Financial Holding Co., Ltd.	180,522	51,148

Taiwan Cement Corp.	73,700	100,243

Taiwan Mobile Co., Ltd.	31,000	113,350

Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,333,224

Uni-President Enterprises Corp.	82,960	197,169

United Microelectronics Corp.	220,000	95,930

Yuanta Financial Holding Co., Ltd.	158,675	92,033

		$7,782,282

Thailand — 0.3%

Mega Lifesciences PCL	436,400	$492,578

		$492,578

Ukraine — 1.5%

Ferrexpo PLC	274,400	$743,338

Kernel Holding SA	66,400	922,287

MHP SE GDR	81,422	911,926

		$2,577,551

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam — 9.6%

Bao Viet Holdings	43,700	$167,126

Binh Minh Plastics JSC	62,900	128,780

Coteccons Construction JSC	24,000	124,768

Domesco Medical Import Export JSC	59,000	179,489

FPT Corp.	122,318	278,481

Gemadept Corp.	61,050	68,231

HA TIEN 1 Cement JSC	87,880	60,725

Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	260,044

Ho Chi Minh City Securities Corp.	64,000	70,223

Hoa Binh Construction Group JSC	77,600	58,642

Hoa Phat Group JSC(1)	795,140	1,153,565

Hoa Sen Group	173,059	59,577

Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	138,276

Hoang Huy Investment Financial Services JSC	167,400	154,291

Imexpharm Pharmaceutical JSC(1)	37,445	83,782

KIDO Group Corp.	106,100	93,336

Kinh Bac City Development Share Holding Corp.(1)	202,100	126,272

Masan Group Corp.(1)	548,450	2,048,860

Mobile World Investment Corp.	53,333	194,973

Nam Long Investment Corp.	161,476	205,763

No Va Land Investment Group Corp.(1)	248,890	632,069

Pan Group JSC (The)(1)	70,937	106,910

PetroVietnam Ca Mau Fertilizer JSC	121,700	45,835

PetroVietnam Drilling & Well Services JSC(1)	160,214	131,497

PetroVietnam Fertilizer & Chemical JSC	149,250	115,504

PetroVietnam Gas JSC	45,000	219,648

PetroVietnam Nhon Trach 2 Power JSC	90,300	105,464

PetroVietnam Technical Services Corp.	315,543	316,978

Pha Lai Thermal Power JSC	82,000	99,659

Phat Dat Real Estate Development Corp.(1)	102,213	103,316

Refrigeration Electrical Engineering Corp.	143,700	209,964

Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	7,550

Saigon Beer Alcohol Beverage Corp.	49,600	509,406

SSI Securities Corp.	262,330	292,276

Thanh Thanh Cong - Bien Hoa JSC	128,048	100,203

Tien Phong Plastic JSC	22,600	35,831

TNG Investment & Trading JSC(1)	12	11

Van Phu - Invest Investment JSC(1)	51,300	92,642

Vicostone JSC	28,400	78,212

Viet Capital Securities JSC	282,825	431,838

Vietnam Dairy Products JSC	335,908	1,872,520

Vietnam Electrical Equipment JSC	131,600	126,578

Vietnam National Petroleum Group	56,100	150,479

Vietnam Prosperity JSC Bank(1)	1,755,487	1,443,779

Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,677,933

Security	Shares	Value

Vietnam (continued)

Vingroup JSC(1)	399,041	$1,954,551

Vinh Hoan Corp.	37,100	150,537

		$16,666,394

Total Common Stocks (identified cost $145,272,594)		$159,536,803

Rights — 0.0%(6)
Security	Shares	Value

Hong Kong — 0.0%

Haitong Securities Co., Ltd., Exp. 6/30/19(1)	2,142	$0

		$0

India — 0.0%(6)

Bharti Airtel, Ltd., Exp. 5/17/19(1)	9,840	$14,112

		$14,112

Vietnam — 0.0%(6)

Ho Chi Minh City Securities Corp., Exp. 4/19/19(1)	38,400	$12,587

		$12,587

Total Rights (identified cost $25,801)		$26,699

Short-Term Investments — 4.9%

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/16/19(7)	$1,500	$1,498,549

Total U.S. Treasury Obligations (identified cost $1,498,549)		$1,498,549

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Other — 4.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(8)	7,044,169	$7,044,169

Total Other (identified cost $7,044,189)		$7,044,169

Total Short-Term Investments (identified cost $8,542,738)		$8,542,718

Total Investments — 96.6% (identified cost $153,841,133)		$168,106,220

Other Assets, Less Liabilities — 3.4%		$5,973,690

Net Assets — 100.0%		$174,079,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $1,243,629 or 0.7% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $3,184,203 or 1.8% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	29.5%	$51,385,419

Information Technology	10.0	17,347,561

Consumer Staples	9.2	16,057,308

Communication Services	7.9	13,783,364

Consumer Discretionary	7.5	12,971,403

Materials	6.8	11,737,365

Energy	6.3	10,999,624

Industrials	6.0	10,432,370

Real Estate	4.7	8,144,231

Utilities	2.1	3,707,388

Health Care	1.7	2,997,469

Short-Term Investments	4.9	8,542,718

Total Investments	96.6%	$168,106,220

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD 4,014,830	KRW 4,575,300,000	7/12/19	$76,223

			$76,223

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	74,181	USD	84,178	Citibank, N.A.	5/17/19	$—	$(875)

USD	5,679,393	EUR	5,004,894	Citibank, N.A.	5/17/19	59,066	—

USD	2,756,243	EUR	2,428,905	Citibank, N.A.	5/17/19	28,665	—

USD	2,503,110	EUR	2,205,834	Citibank, N.A.	5/17/19	26,033	—

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,981,475	EUR	1,746,150	Citibank, N.A.	5/17/19	$20,607	$—

USD	30,025	EUR	26,459	Citibank, N.A.	5/17/19	312	—

USD	287,595	EUR	257,579	Standard Chartered Bank	5/17/19	—	(1,657)

CNH	154,260,000	USD	22,314,480	BNP Paribas	6/28/19	585,247	—

CNH	11,900,000	USD	1,715,686	BNP Paribas	6/28/19	50,856	—

CNH	4,540,000	USD	659,405	BNP Paribas	6/28/19	14,553	—

CNH	10,300,000	USD	1,479,609	Citibank, N.A.	6/28/19	49,415	—

USD	27,101,854	CNH	181,000,000	BNP Paribas	6/28/19	232,604	—

USD	4,162,343	KRW	4,740,700,000	Bank of America, N.A.	7/12/19	81,353	—

USD	2,461,623	CNH	16,540,000	Citibank, N.A.	7/22/19	6,431	—

USD	2,724,057	CNH	18,480,000	Citibank, N.A.	7/22/19	—	(19,108)

USD	3,498,698	CNH	23,517,550	UBS AG	7/22/19	7,762	—

USD	2,711,934	CNH	18,420,000	UBS AG	7/22/19	—	(22,324)

						$1,162,904	$(43,964)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures

Hang Seng Index	20	Long	5/30/19	$3,763,113	$(11,069)

MSCI Emerging Markets Index	198	Long	6/21/19	10,693,980	278,190

					$267,121

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	CNY	23,521	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 1.00% on USD 3,500,006 (pays quarterly)	3/20/20	$32,922

UBS AG	CNY	18,510	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on USD 2,733,824 (pays quarterly)	7/18/19	(189,161)

UBS AG	CNY	18,498	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on USD 2,730,547 (pays quarterly)	8/12/19	558,467

						$402,228

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

EUR	–	Euro

KRW	–	South Korean Won

USD	–	United States Dollar

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $146,796,944)	$161,062,051

Affiliated investment, at value (identified cost, $7,044,189)	7,044,169

Cash	1,981,694

Deposits for derivatives collateral —

Financial futures contracts	566,280

Centrally cleared derivatives	237,450

OTC derivatives	1,150,000

Foreign currency, at value (identified cost, $1,397,276)	1,610,719

Dividends receivable	661,738

Dividends receivable from affiliated investment	11,589

Receivable for investments sold	99,943

Receivable for variation margin on open centrally cleared derivatives	17,606

Receivable for open forward foreign currency exchange contracts	1,162,904

Receivable for open swap contracts	591,389

Other assets	25,591

Total assets	$176,223,123

Liabilities

Cash collateral due to brokers	$1,150,000

Payable for investments purchased	208,883

Payable for variation margin on open financial futures contracts	35,037

Payable for open forward foreign currency exchange contracts	43,964

Payable for open swap contracts	189,161

Payable to affiliates:

Investment adviser fee	144,894

Trustees’ fees	796

Accrued foreign capital gains taxes	179,507

Accrued expenses	190,971

Total liabilities	$2,143,213

Net Assets applicable to investors’ interest in Portfolio	$174,079,910

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $127,052)	$1,866,675

Dividends from affiliated investment	99,999

Interest (net of foreign taxes, $10)	20,444

Total investment income	$1,987,118

Expenses

Investment adviser fee	$841,219

Trustees’ fees and expenses	4,849

Custodian fee	225,757

Legal and accounting services	34,600

Interest expense and fees	11,315

Miscellaneous	10,432

Total expenses	$1,128,172

Net investment income	$858,946

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,290,836

Investment transactions — affiliated investment	(1,263)

Financial futures contracts	138,681

Swap contracts	982,532

Foreign currency transactions	(392,031)

Forward foreign currency exchange contracts	670,287

Net realized gain	$2,689,042

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $149,704)	$7,900,306

Investments — affiliated investment	1,472

Financial futures contracts	1,256,356

Swap contracts	402,228

Foreign currency	250,299

Forward foreign currency exchange contracts	(575,413)

Net change in unrealized appreciation (depreciation)	$9,235,248

Net realized and unrealized gain	$11,924,290

Net increase in net assets from operations	$12,783,236

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$858,946	$1,663,381

Net realized gain	2,689,042	3,557,229

Net change in unrealized appreciation (depreciation)	9,235,248	(24,773,422)

Net increase (decrease) in net assets from operations	$12,783,236	$(19,552,812)

Capital transactions —

Contributions	$9,766,461	$27,925,363

Withdrawals	(10,638,296)	(10,506,948)

Net increase (decrease) in net assets from capital transactions	$(871,835)	$17,418,415

Net increase (decrease) in net assets	$11,911,401	$(2,134,397)

Net Assets

At beginning of period	$162,168,509	$164,302,906

At end of period	$174,079,910	$162,168,509

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014(1)

Ratios (as a percentage of average daily net assets):

Expenses(2)	1.34	%(3)(4)	1.25%	1.29%	1.30%	1.32%	1.63%

Net investment income (loss)	1.02	%(3)	0.97%	1.10%	0.92%	1.61%	(0.19)%

Portfolio Turnover	13	%(5)	39%	32%	40%	27%	112%

Total Return	7.75	%(5)	(11.06)%	24.59%	5.75%	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$174,080		$162,169	$164,303	$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(5)	Not annualized.

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends,

26

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

27

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

J  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $841,219 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2019, BMR reimbursed the Portfolio $6,580 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,440,718 and $20,810,654, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$154,431,383

Gross unrealized appreciation	$31,655,967

Gross unrealized depreciation	(16,116,618)

Net unrealized appreciation	$15,539,349

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

28

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $233,125. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price		Foreign Exchange		Total

Not applicable	$278,190	*	$76,223	*	$354,413

Receivable for open forward foreign currency exchange contracts	—		1,162,904		1,162,904

Receivable for open swap contracts	591,389		—		591,389

Total Asset Derivatives	$869,579		$1,239,127		$2,108,706

Derivatives not subject to master netting or similar agreements	$278,190		$76,223		$354,413

Total Asset Derivatives subject to master netting or similar agreements	$591,389		$1,162,904		$1,754,293

29

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total

Not applicable	$(11,069)*	$—	$(11,069)

Payable for open forward foreign currency exchange contracts	—	(43,964)	(43,964)

Payable for open swap contracts	(189,161)	—	(189,161)

Total Liability Derivatives	$(200,230)	$(43,964)	$(244,194)

Derivatives not subject to master netting or similar agreements	$(11,069)	$—	$(11,069)

Total Liability Derivatives subject to master netting or similar agreements	$(189,161)	$(43,964)	$(233,125)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives are reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts and centrally cleared derivatives.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$81,353	$—	$—	$—	$81,353	$—

BNP Paribas	883,260	—	—	(840,000)	43,260	840,000

Citibank, N.A.	190,529	(19,983)	—	(170,000)	546	170,000

JPMorgan Chase Bank, N.A.	32,922	—	—	(32,922)	—	140,000

UBS AG	566,229	(211,485)	(354,744)	—	—	—

	$1,754,293	$(231,468)	$(354,744)	$(1,042,922)	$125,159	$1,150,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Citibank, N.A.	$(19,983)	$19,983	$—	$—	$—	$—

Standard Chartered Bank	(1,657)	—	—	—	(1,657)	—

UBS AG	(211,485)	211,485	—	—	—	—

	$(233,125)	$231,468	$—	$—	$(1,657)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,150,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

30

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange

Net realized gain (loss) —

Financial futures contracts	$138,681	$—

Swap contracts	982,532	—

Forward foreign currency exchange contracts	—	670,287

Total	$1,121,213	$670,287

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$1,256,356	$—

Swap contracts	402,228	—

Forward foreign currency exchange contracts	—	(575,413)

Total	$1,658,584	$(575,413)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$12,613,000	$80,237,000	$3,732,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

31

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks

Asia/Pacific	$7,075,299	$77,715,736	$0	$84,791,035

Emerging Europe	911,926	20,804,848	—	21,716,774

Latin America	29,572,910	—	—	29,572,910

Middle East/Africa	—	23,065,034	—	23,065,034

North America	391,050	—	—	391,050

Total Common Stocks	$37,951,185	$121,585,618 **	$0	$159,536,803

Rights	$—	$26,699	$—	$26,699

Short-Term Investments —

U.S. Treasury Obligations	—	1,498,549	—	1,498,549

Other	—	7,044,169	—	7,044,169

Total Investments	$37,951,185	$130,155,035	$0	$168,106,220

Forward Foreign Currency Exchange Contracts	$—	$1,239,127	$—	$1,239,127

Futures Contracts	278,190	—	—	278,190

Swap Contracts	—	591,389	—	591,389

Total	$38,229,375	$131,985,551	$—	$170,214,926

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(43,964)	$—	$(43,964)

Futures Contracts	—	(11,069)	—	(11,069)

Swap Contracts	—	(189,161)	—	(189,161)

Total	$—	$(244,194)	$—	$(244,194)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

32

Emerging and Frontier Countries Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

33

Emerging and Frontier Countries Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

34

Emerging and Frontier Countries Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board noted that, effective May 2, 2017, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019